SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 (212) 839 5300 (212) 839 5599 FAX	BEIJING BRUSSELS CHICAGO DALLAS FRANKFURT GENEVA HONG KONG HOUSTON LONDON FOUNDED 1866	LOS ANGELES NEW YORK PALO ALTO SAN FRANCISCO SHANGHAI SINGAPORE SYDNEY TOKYO WASHINGTON, D.C.

May 22, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Small Cap Growth Equity Portfolio, a series of BlackRock FundsSM

(File Nos. 33-26305, 811-05742)

Ladies and Gentlemen:

On behalf of BlackRock FundsSM and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated March 1, 2013, to the Prospectuses, dated January 28, 2013, of BlackRock Small Cap Growth Equity Portfolio (the “Fund”). The purpose of this filing is to submit the 497(e) filing dated March 1, 2013 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at (212) 839-5583.

Very truly yours,

/s/ Ellen W. Harris
Ellen W. Harris

Enclosures

cc:	Benjamin Archibald, Esq.

BlackRock Advisors, LLC

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